Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Summary of significant accounting policies [Abstract]
Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]

Amounts in US$‘000	Total
Operating lease commitments disclosed as at December 31, 2018 (Note 33.3)	69,938
(Less) Contracts reassessed as not being lease contracts in accordance with IFRS 16	(34,239)
(Less) Short-term leases not recognized as a liability	(17,537)
(Less) Low-value leases not recognized as a liability	(341)
Lease liabilities recognized as at January 1, 2019 (at nominal value)	17,821
Lease liabilities recognized as at January 1, 2019 (at present value)	14,610
Classified as follows:
Current	7,967
Non-current	6,643

Disclosure of quantitative information about right-of-use assets [text block]

Amounts in US$‘000	Total
Right-of-use assets at January 1, 2019	14,610
Additions	2,496
Depreciation during the period	(3,644)
Right-of-use assets at December 31, 2019	13,462